financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	1 Months Ended
	Jan. 31, 2026	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus			$ 1,900
Contractual maturities, derivative liabilities			29
Total			57,627	$ 45,418
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			3,297	3,645
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities			976	1,022
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			49,528	37,952
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			4,157	3,577
Composite long-term debt
Liquidity risk
Total			53,298
Prepayment of lease liabilities
Liquidity risk
Payments of lease liabilities, classified as financing activities	$ 732
First year
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			7,716	7,643
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			3,106	3,228
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities			37	40
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			3,754	3,629
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			837	837
2 years hence
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			4,507	3,490
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			108	233
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities			939	40
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			2,799	2,544
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			739	700
2 years hence | Prepayment of lease liabilities | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		$ 221
3 years hence
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			3,801	4,124
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			62	103
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities				942
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			3,137	2,677
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			589	550
3 years hence | Prepayment of lease liabilities | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		154
4 years hence
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			2,926	4,615
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			8	64
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			2,519	4,234
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			422	349
4 years hence | Prepayment of lease liabilities | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		85
5 years hence
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			3,239	2,389
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			6	8
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			2,977	2,141
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			276	249
5 years hence | Prepayment of lease liabilities | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		$ 17
5 years hence to 10 years
Liquidity risk
Contractual maturities, derivative liabilities			11
Total			11,033	11,127
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			7	9
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			10,500	10,825
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			648	484
Thereafter
Liquidity risk
Contractual maturities, derivative liabilities			3
Total			24,405	12,030
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities			23,842	11,902
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities			646	408
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(12,903)	(9,198)
Amounts to be exchanged, Pay			12,516	8,442
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total			53,298	40,773
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(1,373)	(1,670)
Amounts to be exchanged, Pay			1,356	1,601
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(1,917)	(234)
Amounts to be exchanged, Pay			1,841	207
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(373)	(1,802)
Amounts to be exchanged, Pay			347	1,654
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(373)	(617)
Amounts to be exchanged, Pay			347	585
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(1,332)	(125)
Amounts to be exchanged, Pay			1,309	116
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(4,512)	(1,808)
Amounts to be exchanged, Pay			4,379	1,617
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(3,023)	(2,942)
Amounts to be exchanged, Pay			2,937	2,662
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(1,366)	(707)
Amounts to be exchanged, Pay			1,393	685
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(845)	(707)
Amounts to be exchanged, Pay			841	$ 685
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(52)
Amounts to be exchanged, Pay			47
Currency risk related to foreign currency transactions | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)			(469)
Amounts to be exchanged, Pay			$ 505